RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

Entity or individual name	Relationship with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	JD Group is a shareholder of the Group
Mr. Jay Wenjie Xiao	Chief Executive Officer and Chairman of Board of Directors of the Group
Individual Director or Officer	Directors or Officers of the Group

Schedule of significant related party transactions

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Purchases of goods and services from JD Group	668,029	544,708	607,086

Schedule of amounts due from related parties

	As of December 31,
	2017	2018
	(RMB in thousands)
Due from Mr. Jay Wenjie Xiao	8,122	—
Others	1,325	—
Total	9,447	—

Schedule of amounts due to related parties

	As of December 31,
	2017	2018
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under Juzi Licai investment programs as Individual Investors under the Old Model	67,510	14,569
Total	67,510	14,569